Liquidation Plan	3 Months Ended
Mar. 31, 2025
Liquidation Plan
Liquidation Plan

Note 12. Liquidation Plan

In connection with the Liquidation Plan, on March 13, 2025, the Board of Trustees voted unanimously in favor of withdrawing the Company’s and each Feeder Fund’s election to be regulated as a BDC under the 1940 Act and the liquidation and dissolution of the Company and each Feeder Fund, subject to shareholder approval. At a special joint meeting of the shareholders of the Company and the Feeder Funds (the “Special Meeting”), to be held on May 12, 2025, subject to any adjournments thereof, shareholders will be asked to consider and approve: (i) the withdrawal by the Company and each Feeder Fund of its election to be regulated as a BDC, and the liquidation and dissolution of the Company and each Feeder Fund; and (ii) the sale of certain illiquid assets held by the Company to permit the liquidation and dissolution of the Company and each Feeder Fund. It is expected that the proceeds of such illiquid assets will be distributed with other cash assets of the Company and each Feeder Fund to shareholders prior to their final liquidation and dissolution. The definitive proxy statement related to the Special Meeting was filed with the Commission on April 14, 2025 and mailed to shareholders on or around April 22, 2025. On May 12, 2025 the Board of Trustees adjourned the Special Meeting to a future date.